Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000013484 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000013484 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013484 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000013484 | BB
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000013484 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013484 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013484 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013484 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.50%
C000013486 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000013486 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013486 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000013486 | BB
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000013486 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013486 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013486 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013486 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.50%
C000013488 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000013488 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013488 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000013488 | BB
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000013488 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013488 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013488 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013488 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.50%
C000013487 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000013487 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013487 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000013487 | BB
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000013487 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013487 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013487 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000013487 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.50%
C000142452 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000142452 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000142452 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000142452 | BB
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000142452 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142452 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000142452 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.00%
C000142452 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.50%